Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 199	$ 200
Inventory in progress	1,737	1,559
Finished goods	4,605	6,111
Inventory	$ 6,541	$ 7,870